Organization - Liquidity (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Organization
Cash	$ 42,307	$ 51,623	$ 35,915	$ 15,632